Shareholders’ Equity (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Shareholders’ Equity [Line Items]
Ordinary shares authorized		62,500,000		62,500,000
Ordinary shares par value (in Dollars per share)		$ 0.0008		$ 0.0008
Dividends (in Dollars)
Undesignated Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		12,500,000		12,500,000
2024 Plan [Member] | Share Options [Member]
Shareholders’ Equity [Line Items]
Reverse shares issued				255,500
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		50,000,000		50,000,000
Conversion of ordinary shares	6,753,470
Ordinary Shares [Member] | 2024 Plan [Member]
Shareholders’ Equity [Line Items]
Reverse shares issued		255,500